Commercial Agreement Assets (Detail Textuals) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amortization expense related to the commercial agreement asset	$ 148,594	$ 150,451	$ 149,047
Commercial agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Expected benefit period	four-year
Asset recognized associated with the fair value of the warrants	$ 598,800
Number of common shares called by warrants	492,054	246,027
Number of ordinary shares vest			738,081
Amortization expense related to the commercial agreement asset	$ 149,000	$ 150,000	$ 149,000
Exercise price of warrants	$ 0.01	$ 0.01
Percentage of voting power in excess	10.00%